Finance Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Finance Expenses Net Abstract [Abstract]
Disclosure of finance income
	For the year ended December 31
	2024	2023	2022
	USD in thousands	USD in thousands	USD in thousands
Finance income from contract asset in respect of
concession arrangements	-	10,294	17,188
Changes in the fair value of financial instruments
measured at fair value through profit or loss	4,580	4,425	2,953
Finance income from loans to investee entities	2,881	1,765	1,166
Finance income from loans to non-controlling interests	702	230	363
Finance income from deposits in banks	12,272	9,833	1,669
Exchange differences	-	10,250	-
Others	4	2	2
Total	20,439	36,799	23,341

Disclosure of finance expenses
	For the year ended December 31
	2024	2023	2022
	USD in thousands	USD in thousands	USD in thousands
Interest expenses from project finance loans	86,559	54,646	52,416
Interest expenses from corporate loans	14,966	9,750	78
Interest expenses from Debentures	18,525	13,191	13,098
Finance expenses in respect of contingent consideration
arrangement	456	1,900	3,978
Interest expenses from non-controlling interests loans	2,737	2,187	1,381
Finance expenses from hedging transactions	869	3,098	973
Finance expenses in respect of lease liability	5,675	2,503	1,964
Exchange differences	3,639	-	617
Finance expenses related to tax equity arrangements	4,040	1,511	-
Others	3,869	2,298	1,248
	141,335	91,084	75,753
Amounts capitalized to the cost of qualifying assets	(33,491)	(22,941)	(13,162)
Total	107,844	68,143	62,591